Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues
Cost of revenues
Gross profit
Operating expenses
Research and development	(3,093,863)	2,318,735	(1,902,450)	6,996,936	11,602,776	3,666,108
General and administrative	1,118,900	1,969,863	2,087,661	3,851,889	6,246,461	8,329,978
Total operating expenses	(1,974,963)	4,288,598	185,211	10,848,825	17,849,237	11,996,086
Income (Loss) from operations	1,974,963	(4,288,598)	(185,211)	(10,848,825)	(17,849,237)	(11,996,086)
Other expenses
Loss on disposal of assets				(4,862)	(4,862)
Other expense				(4,862)
Interest expense, net	(1,108,742)	(511,588)	(2,022,774)	(922,797)	(3,172,872)	(1,872,001)
Total other expenses	(1,108,742)	(511,588)	(2,022,774)	(927,659)	(3,177,734)	(1,872,001)
Income (Loss) before provision for income taxes	866,221	(4,800,186)	(2,207,985)	(11,776,484)	(21,026,971)	(13,868,087)
Provision for income taxes	1,600		1,600	1,600	2,243	8,840
Net Income (Loss)	$ 864,621	$ (4,800,186)	$ (2,209,585)	$ (11,778,084)	$ (21,029,214)	$ (13,876,927)
Weighted average shares outstanding - basic and diluted					37,630,592	28,462,386
Weighted average shares outstanding - basic	38,828,607	38,151,902	38,828,607	36,419,414
Weighted average shares outstanding - diluted	40,747,260	38,151,902	38,828,607	36,419,414
Loss per share - basic and diluted					$ (0.56)	$ (0.49)
Net Income (Loss) per share - basic	$ 0.02	$ (0.13)	$ (0.06)	$ (0.32)
Net Income (Loss) per share - diluted	$ 0.02	$ (0.13)	$ (0.06)	$ (0.32)